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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act file number:                                    811-3120

Exact name of registrant as specified in charter:                      Delaware Group Tax-Free Money Fund

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               April 30

Date of reporting period:                                              July 31, 2005


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ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE TAX-FREE MONEY FUND

July 31, 2005
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                                                                                                      PRINCIPAL           MARKET
                                                                                                       AMOUNT              VALUE
MUNICIPAL BONDS - 20.12%
Higher Education Revenue Bonds - 1.93%
Miami University, Ohio 3.00% 9/1/05 (AMBAC)                                                            $530,000           $530,375
                                                                                                                        ----------
                                                                                                                           530,375
                                                                                                                        ----------
Hospital Revenue Bonds - 0.91%
Coral Gables, Florida Health Facilities Authority Hospital Revenue
 (Baptist Health South Florida) 4.00% 8/15/05                                                           250,000            250,205
                                                                                                                        ----------
                                                                                                                           250,205
                                                                                                                        ----------
Miscellaneous Revenue Bonds - 2.88%
Palm Beach County, Florida Stadium Facilities Revenue 2.75% 12/1/05                                     790,000            790,000
                                                                                                                        ----------
                                                                                                                           790,000
                                                                                                                        ----------
Political Subdivision General Obligation Bonds - 3.83%
Binghamton, New York 4.00% 8/15/05 (FSA)                                                                625,000            625,324
Taylor, Michigan 3.00% 9/1/05 (MBIA)                                                                    425,000            425,210
                                                                                                                        ----------
                                                                                                                         1,050,534
                                                                                                                        ----------
Ports & Harbors Revenue Bonds - 1.82%
Port Seattle, Washington Revenue Series A 3.00% 9/1/05 (FSA)                                            500,000            500,151
                                                                                                                        ----------
                                                                                                                           500,151
                                                                                                                        ----------
Pre-Refunded Bonds - 3.64%
Minnesota State 5.40% 8/1/08-05                                                                       1,000,000          1,000,000
                                                                                                                        ----------
                                                                                                                         1,000,000
                                                                                                                        ----------
School District General Obligation Bonds - 1.46%
Bronxville, New York School District 3.00% 10/15/05 (FSA)                                               400,000            400,392
                                                                                                                        ----------
                                                                                                                           400,392
                                                                                                                        ----------
State General Obligation Bonds - 3.65%
State of Texas 3.00% 8/31/05                                                                          1,000,000          1,000,435
                                                                                                                        ----------
                                                                                                                         1,000,435
                                                                                                                        ----------
TOTAL MUNICIPAL BONDS (cost $5,522,092)                                                                                  5,522,092
                                                                                                                        ----------

?VARIABLE RATE DEMAND NOTES - 78.72%
Continuing Care/Retirement Revenue Bonds - 7.16%
Chester County, Pennsylvania Health & Higher Education Facilities Authority Revenue
   (Simpson Meadows Project) 2.36% 10/1/30 (LOC, Allied Irish Bank)                                     965,000            965,000
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
   (Philadelphia Geriatric Center) Series B 2.36% 12/1/33 (LOC, Allied Irish Bank)                    1,000,000          1,000,000
                                                                                                                        ----------
                                                                                                                         1,965,000
                                                                                                                        ----------
Corporate Backed Revenue Bonds - 10.08%
Greeneville, Tennessee Industrial Development Board Revenue (Pet Income Project)
   2.37% 5/1/13 (LOC, BNP Paribas)                                                                      800,000            800,000
New Glarus, Wisconsin Industrial Development Revenue (LSI Inc. - New Glarus Project)
  2.53% 12/1/23 (AMT)                                                                                   965,000            965,000
Tippecanoe County, Indiana Industrial Economic Development Revenue
 (Lafayette Venetian Blind Project) 2.49% 8/1/14 (AMT) (LOC, PNC Bank N.A.)                           1,000,000          1,000,000
                                                                                                                        ----------
                                                                                                                         2,765,000
                                                                                                                        ----------
Hospital Revenue Bonds - 16.40%
Hawaii Pacific Health Special Purpose Revenue (Department Budget & Financing) Series B-2
   2.45% 7/1/33 (RADIAN) (SPA, Bank of Nova Scotia)                                                   1,000,000          1,000,000
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health) Series A
   2.34% 1/15/29 (FGIC) (SPA, JP Morgan Chase Bank)                                                   1,500,000          1,500,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Mercy Ridge)
   2.36% 4/1/31 (LOC, Allfirst Bank)                                                                    900,000            900,000
Vermont Educational & Health Buildings Financing Agency Revenue
  (Rutland Regional Medical Center)
   Series A 2.39% 4/1/32 (RADIAN) (SPA, Fleet National Bank)                                          1,100,000          1,100,000
                                                                                                                        ----------
                                                                                                                         4,500,000
                                                                                                                        ----------
Miscellaneous Revenue Bonds - 7.29%
Allentown, Pennsylvania Commercial & Industrial Development (Diocese of Allentown)
   2.27% 12/1/29 (LOC, Wachovia Bank N.A.)                                                              700,000            700,000
Chester County, Pennsylvania Industrial Development Authority Revenue
  (Archdiocese of Philadelphia)
   2.27% 7/1/31 (LOC, Wachovia Bank N.A.)                                                               300,000            300,000
Fayetteville, North Carolina Public Works Community Revenue 2.34% 3/1/24 (FSA)
   (SPA, Dexia Credit Local)                                                                          1,000,000          1,000,000
                                                                                                                        ----------
                                                                                                                         2,000,000
                                                                                                                        ----------
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Multifamily Housing Revenue Bonds - 9.68%
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue
   (Sunrise Vista Apartments) Series A 2.45% 6/1/31 (AMT) (LOC, Wells Fargo Bank N.A.)                1,600,000          1,600,000
Pittsburgh, Pennsylvania Urban Redevelopment Authority (Wood Street Commons Project)
   3.13% 12/1/16 (AMT) (LOC, Pittsburgh National Bank)                                                1,055,000          1,055,000
                                                                                                                        ----------
                                                                                                                         2,655,000
                                                                                                                        ----------
Municipal Lease Bonds - 5.83%
Illinois Finance Authority Revenue (IIT Research Institute) 2.36% 10/1/34
  (LOC, Fifth Third Bank)                                                                               800,000            800,000
Mecklenburg County, North Carolina Certificates 2.33% 2/1/14 (SPA, Landesbank Hessen)                   800,000            800,000
                                                                                                                        ----------
                                                                                                                         1,600,000
                                                                                                                        ----------
Political Subdivision General Obligation Bonds - 1.82%
Chicago, Illinois 2.30% 2/2/07 (LOC, Bank of America N.A.)                                              500,000            500,000
                                                                                                                        ----------
                                                                                                                           500,000
                                                                                                                        ----------
ss.Pre-Refunded Bonds - 7.56%
Children's Trust Fund Series II-R-39 2.41% 7/1/20-10                                                  2,075,000          2,075,000
                                                                                                                        ----------
                                                                                                                         2,075,000
                                                                                                                        ----------
School District Revenue Bonds - 2.92%
Utah State Board Regents Student Loan Series W 2.40% 11/1/39 (AMBAC) (AMT) (SPA, Depfa Bank)            800,000            800,000
                                                                                                                        ----------
                                                                                                                           800,000
                                                                                                                        ----------
State General Obligation Bonds - 3.79%
Commonwealth of Massachusetts Series A 2.36% 2/1/28 (SPA, Citibank N.A.)                              1,040,000          1,040,000
                                                                                                                        ----------
                                                                                                                         1,040,000
                                                                                                                        ----------
Turnpike/Toll Road Revenue Bonds - 4.37%
Kansas State Department of Transportation Highway Revenue Series C-2 2.33% 9/1/22 (SPA, Depfa Bank)   1,200,000          1,200,000
                                                                                                                        ----------
                                                                                                                         1,200,000
                                                                                                                        ----------
Water & Sewer Revenue Bonds - 1.82%
Oklahoma State Water Reserve Board 2.15% 9/1/24 (SPA, Llloyds TSB Bank)                                 500,000            500,000
                                                                                                                        ----------
                                                                                                                           500,000
                                                                                                                        ----------
TOTAL VARIABLE RATE DEMAND NOTES (cost $21,600,000)                                                                     21,600,000
                                                                                                                        ----------


TOTAL MARKET VALUE OF SECURITIES - 98.84%
   (cost $27,122,092)                                                                                                   27,122,092
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.16%                                                        319,094
                                                                                                                        ----------
NET ASSETS APPLICABLE TO 27,439,916 SHARES OUTSTANDING - 100.00%                                                       $27,441,186
                                                                                                                        ----------

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?Variable rate notes. The interest rate shown is the rate as of July 31, 2005.
ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 2 in "Notes."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA  - Stand-by Purchase Agreement

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Tax-Free Money Fund (the "Trust") - Delaware Tax-Free Money Fund (the "Fund").

SECURITY VALUATION - Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.
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CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by the escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.





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ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Tax-Free
         Money Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: September 29, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Tax-Free
         Money Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: September 29, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP TAX-FREE MONEY FUND


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: September 29, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: September 29, 2005


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: September 29, 2005